Investment in Fvndit Inc (formerly Directus Holdings Inc) (Details Narrative) - USD ($)	Nov. 13, 2018	Jul. 10, 2018	Sep. 30, 2022	Jun. 16, 2022	Dec. 31, 2021	Mar. 16, 2021	Oct. 05, 2020
Investment			$ 0		$ 296,405
Accounts receivable				$ 25,000
Thomas Duc Tran
Common stock, shares outstanding, Fvndit						43,000,000
Common stock shares issued by Fvndit						2,500,000
Equity method investment, ownership percentage, owned by Mr. Tan Tran and Vemanti						19.77%
Other assets					$ 296,405
Directus Holdings, Inc
Equity method investment, purchase price, cash paid	$ 150,000	$ 150,000
Equity method investment, ownership percentage	20.00%	20.00%
Equity method investment, purchase price	$ 300,000	$ 300,000
Equity method investment, purchase price, shares issued	1,252,086	1,252,086
Tan Tran
Common stock, shares outstanding, Fvndit							40,500,000
Common stock shares issued by Fvndit							500,000
Common stock shares owned by Mr. Tan Tran and Vemanti							8,500,000
Equity method investment, ownership percentage, owned by Mr. Tan Tran and Vemanti							20.99%
Fvndit
Common stock shares owned by Mr. Tan Tran and Vemanti							8,500,000
Equity method investment, ownership percentage, owned by Mr. Tan Tran and Vemanti						19.77%	20.99%